Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries	6 Months Ended
Jun. 30, 2022
Rococo Holding Limited (“Rococo”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands (“BVI”), limited liability company September 21, 2017
Percentage of ownership/interest/ voting rights directly	100.00%
Percentage of ownership/interest/ voting rights indirectly
Issued and fully paid ordinary share capital/ registered capital	United States Dollar (“US$”) 1
Principal activities	Investment holding
Rosenkavalier Limited (“Rosenkavalier”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	BVI, limited liability company October 2, 2019
Percentage of ownership/interest/ voting rights directly	100.00%
Percentage of ownership/interest/ voting rights indirectly
Issued and fully paid ordinary share capital/ registered capital	US$100
Principal activities	Investment holding
Gauguin Limited (“Gauguin”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong, limited liability company October 6, 2017
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	Hong Kong Dollar (“HK$”) 60,000,000
Principal activities	Investment holding
Degas Limited (“Degas”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong, limited liability company November 1, 2019
Percentage of ownership/interest/ voting rights directly
Percentage of ownership/interest/ voting rights indirectly	100.00%
Issued and fully paid ordinary share capital/ registered capital	HK$60,000,000
Principal activities	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company December 14, 2017	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	US$10,000,000	[1]
Principal activities	Investment holding	[1]
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company November 28, 2019	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	US$10,000,000	[1]
Principal activities	Investment holding	[1]
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB16,213,275	[1]
Principal activities	Distribution of commercial copyrights and provision of music education solutions	[1]
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company January 25, 2016	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	51.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB2,000,000	[1]
Principal activities	Distribution of commercial copyrights	[1]
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 26, 2003	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB19,500,000	[1]
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances	[1]
Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company April 14, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	100.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB10,000,000	[1]
Principal activities	Investment holding	[1]
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited partnership June 24, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	60.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal activities	Dormant	[1]
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited partnership June 25, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	90.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal activities	Dormant	[1]
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited partnership July 6, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	90.00%	[1]
Issued and fully paid ordinary share capital/ registered capital		[1]
Principal activities	Dormant	[1]
Fuzhou Kuke Education Technology Co., Ltd.* (“Fuzhou Kuke”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 17, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	80.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB200,000	[1]
Principal activities	Dormant	[1]
Tianjin Kuke Xingkong Education Consulting., Ltd.* (“Tianjin Kuke”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company August 2, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	96.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB200,000	[1]
Principal activities	Dormant	[1]
Shijiazhuang Kuke Linhui Education Technology Co., Ltd.* (“Shijiazhuang Kuke”) [Member]
Corporate Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Place and date of incorporation/ establishment	PRC, limited liability company July 22, 2021	[1]
Percentage of ownership/interest/ voting rights directly		[1]
Percentage of ownership/interest/ voting rights indirectly	96.00%	[1]
Issued and fully paid ordinary share capital/ registered capital	RMB400,000	[1]
Principal activities	Dormant	[1]

[1]	The English names of these companies represent the best efforts made by the directors of the Company to translate their Chinese names as these companies do not have official English names.